UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Martin Capital Management, LLC

Address:   300 NIBCO Parkway
           Suite 301
           Elkhart, IN  46516


Form 13F File Number: 028-06181


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Frank K. Martin
Title:  Manager
Phone:  (574) 293-2077

Signature,  Place,  and  Date  of  Signing:

/s/ Frank K. Martin                Elkhart , IN                       2/7/2013
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              12

Form 13F Information Table Value Total:  $       49,119
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
----------------------------- -------------- --------- -------- ----------------- ---------- -------- --------------------
                                                        VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
----------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ -----
ABBOTT LABORATORIES           COM            002824100    5,581   85,208 SH       SOLE                 84,103      0 1,105
AMGEN INC                     COM            031162100    4,666   54,134 SH       SOLE                 53,804      0   330
BERKSHIRE HATHAWAY - B        COM            084670702    5,528   61,632 SH       SOLE                 61,257      0   375
COLFAX CORP                   COM            194014106    1,091   27,035 SH       SOLE                 26,875      0   160
EMMIS COMM.CL A               COM            291525103      352  178,800 SH       SOLE                178,800      0     0
GENTEX CORP                   COM            371901109    7,923  420,329 SH       SOLE                418,139      0 2,190
GENTHERM INCORPORATED         COM            37253A103    1,783  134,036 SH       SOLE                133,421      0   615
HEWLETT PACKARD CO.           COM            428236103    3,464  243,122 SH       SOLE                241,082      0 2,040
STRYKER CORPORATION           COM            863667101    5,632  102,745 SH       SOLE                102,135      0   610
THE TRAVELERS COMPANIES, INC. COM            89417E109    3,898   54,280 SH       SOLE                 53,955      0   325
WAL MART STORES               COM            931142103    4,233   62,038 SH       SOLE                 61,688      0   350
WALGREEN CO.                  COM            931422109    4,966  134,178 SH       SOLE                133,278      0   900


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